TRADE AND NOTES PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
TRADE AND NOTES PAYABLES
Schedule of trade and notes payables

	December 31, 2022	December 31, 2021

Trade payables	15,440,190	13,909,245
Notes payable	7,096,141	4,679,171
	22,536,331	18,588,416

Schedule of ageing analysis of trade and notes payables

	December 31, 2022	December 31, 2021

Within 1 year	21,523,421	17,012,772
Between 1 and 2 years	511,560	946,337
Between 2 and 3 years	157,729	236,106
Over 3 years	343,621	393,201

	22,536,331	18,588,416